Loans Receivable, Net (Schedule of non-accrual loans by category) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount		$ 7,033,752	$ 13,741,649
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	[1]	2.10%	4.00%
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)		$ (6,707,897)
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)		(48.80%)
Financing Receivable, Recorded Investment, Past Due		$ 13,511,635	$ 22,690,737
Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount			$ 3,061,339
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	[1]	1.00%	0.90%
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)		$ 245,336
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)		8.00%
Financing Receivable, Recorded Investment, Past Due		$ 4,451,056	$ 4,148,638
Commercial Business
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount			$ 246,977
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	[1]	0.10%	0.10%
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)		$ (68,901)
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)		(27.90%)
Financing Receivable, Recorded Investment, Past Due		$ 279,277	$ 509,242
Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount			$ 9,859,689
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	[1]	0.80%	2.80%
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)		$ (6,886,554)
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)		(69.80%)
Financing Receivable, Recorded Investment, Past Due		$ 7,212,241	$ 15,499,203
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount			$ 573,644
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	[1]	0.20%	0.20%
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)		$ 2,222
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)		0.40%
Financing Receivable, Recorded Investment, Past Due		$ 1,569,061	$ 2,533,654

[1]	PERCENT OF GROSS LOANS RECEIVABLE HELD FOR INVESTMENT, NET OF DEFERRED FEES AND LOANS IN PROCESS.